Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

Common Stocks (98.0%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.2%)
Advantage Solutions, Inc. *	245,014	1,563
Boston Omaha Corp. *	109,275	2,772
Cable One, Inc.	3,382	4,952
Integral Ad Science Holding Corp. *	65,946	910
NerdWallet, Inc. *	68,419	821
Scholastic Corp.	69,520	2,800

Total		13,818

Consumer Discretionary (7.6%)
BJ’s Restaurants, Inc. *	69,353	1,963
Cavco Industries, Inc. *	22,358	5,385
Dorman Products, Inc. *	34,024	3,233
Hibbett, Inc.	27,616	1,224
LCI Industries	25,422	2,639
LL Flooring Holdings, Inc. *	150,231	2,106
Marriott Vacations Worldwide Corp.	25,547	4,029
Meritage Homes Corp. *	33,552	2,658
Monro, Inc.	52,817	2,342
On Holding AG *	10,554	266
Papa John’s International, Inc.	35,352	3,722
Petco Health & Wellness Co., Inc. *	102,683	2,010
Pool Corp.	3,556	1,504
Red Robin Gourmet Burgers, Inc. *	70,895	1,195
Rent the Runway, Inc. *	19,915	137
Steven Madden, Ltd.	115,954	4,480
Strategic Education, Inc.	75,354	5,002
Sweetgreen, Inc. *	16,561	530
Visteon Corp. *	27,047	2,952
Xometry, Inc. *	6,139	226

Total		47,603

Consumer Staples (2.9%)
BellRing Brands, Inc. *	41,004	946
Coca-Cola Consolidated, Inc.	8,771	4,358
Grocery Outlet Holding Corp. *	68,755	2,254
Nomad Foods, Ltd. *	233,894	5,281
Post Holdings, Inc. *	32,343	2,240
The Simply Good Foods Co. *	79,036	3,000

Total		18,079

Common Stocks (98.0%)	Shares/ Par +	Value $ (000’s)
Energy (8.7%)
Cactus, Inc.	138,502	7,859
ChampionX Corp. *	293,440	7,183
Devon Energy Corp.	198,220	11,721
International Seaways, Inc.	99,072	1,787
Liberty Oilfield Services, Inc. *	278,126	4,122
Magnolia Oil & Gas Corp.	335,690	7,939
Matador Resources Co.	221,769	11,749
REX American Resources Corp. *	21,678	2,159

Total		54,519

Financials (25.3%)
BankUnited, Inc.	169,670	7,459
BRP Group, Inc. *	187,850	5,040
Columbia Banking System, Inc.	114,649	3,700
CrossFirst Bankshares, Inc. *	160,925	2,536
Eastern Bankshares, Inc.	135,343	2,915
FB Financial Corp.	117,947	5,239
Glacier Bancorp, Inc.	85,178	4,283
Green Dot Corp. - Class A *	67,755	1,862
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	122,314	5,801
HarborOne Bancorp, Inc.	267,555	3,751
Hercules Capital, Inc.	138,945	2,511
Home BancShares, Inc.	321,749	7,271
Houlihan Lokey, Inc.	60,274	5,292
Independent Bank Corp.	64,079	5,235
James River Group Holdings, Ltd.	111,817	2,766
Live Oak Bancshares, Inc.	116,338	5,920
National Bank Holding Corp. - Class A	108,417	4,367
Origin Bancorp, Inc.	90,930	3,845
Palomar Holdings, Inc. *	40,676	2,603
PCSB Financial Corp.	77,169	1,475
PennyMac Financial Services, Inc.	53,408	2,841
PennyMac Mortgage Investment Trust	175,963	2,972

Common Stocks (98.0%)	Shares/ Par +	Value $ (000’s)
Financials continued
Pinnacle Financial Partners, Inc.	96,244	8,862
Popular, Inc.	64,965	5,310
PRA Group, Inc. *	34,538	1,557
ProAssurance Corp.	119,185	3,204
PROG Holdings, Inc. *	100,617	2,895
Radian Group, Inc.	204,856	4,550
Ryan Specialty Group Holdings, Inc. *	67,839	2,631
Southern First Bancshares, Inc. *	65,527	3,331
StepStone Group, Inc.	55,250	1,827
Towne Bank	165,253	4,948
Veritex Holdings, Inc.	25,697	981
Virtus Investment Partners, Inc.	20,542	4,930
Walker & Dunlop, Inc.	30,363	3,930
Webster Financial Corp.	82,772	4,645
Western Alliance Bancorp	103,402	8,564
WSFS Financial Corp.	149,219	6,957

Total		158,806

Health Care (9.1%)
Agiliti, Inc. *	139,793	2,950
Apellis Pharmaceuticals, Inc. *	37,347	1,897
Arvinas, Inc. *	25,911	1,744
Atrion Corp.	7,359	5,247
Blueprint Medicines Corp. *	22,450	1,434
C4 Therapeutics, Inc. *	41,400	1,004
Ensign Group, Inc.	41,807	3,763
Fate Therapeutics, Inc. *	33,500	1,299
FIGS, Inc. *	95,387	2,053
Insmed, Inc. *	96,810	2,275
Ionis Pharmaceuticals, Inc. *	42,500	1,574
Karuna Therapeutics, Inc. *	13,763	1,745
Kymera Therapeutics, Inc. *	29,038	1,229
Molina Healthcare, Inc. *	4,505	1,503
Option Care Health, Inc. *	211,048	6,027
Ortho Clinical Diagnostics Holdings PLC *	136,423	2,546
Pacific Biosciences of California, Inc. *	75,700	689

Small Cap Value Portfolio

Common Stocks (98.0%)	Shares/ Par +	Value $ (000’s)
Health Care continued
The Pennant Group, Inc. *	76,204	1,420
Phreesia, Inc. *	77,908	2,054
Prothena Corp. PLC *	35,400	1,294
Quidel Corp. *	11,353	1,277
Replimune Group, Inc. *	67,010	1,138
Select Medical Holdings Corp.	225,413	5,408
Turning Point Therapeutics, Inc. *	31,100	835
Ultragenyx Pharmaceutical, Inc. *	25,785	1,872
Xencor, Inc. *	53,496	1,427
Zentalis Pharmaceuticals, Inc. *	24,700	1,140

Total		56,844

Industrials (15.0%)
ABM Industries, Inc.	33,030	1,521
Alamo Group, Inc.	14,775	2,124
Allegiant Travel Co. *	10,590	1,720
Ameresco, Inc. *	19,667	1,564
Aris Water Solutions, Inc.	106,287	1,934
Beacon Roofing Supply, Inc. *	104,558	6,198
Blue Bird Corp. *	77,902	1,466
Brady Corp. - Class A	64,174	2,969
Chart Industries, Inc. *	5,159	886
CIRCOR International, Inc. *	102,039	2,716
Enerpac Tool Group Corp.	105,730	2,314
ESCO Technologies, Inc.	48,535	3,394
FTI Consulting, Inc. *	11,857	1,864
Helios Technologies, Inc.	71,625	5,748
Herc Holdings, Inc.	8,400	1,404
JELD-WEN Holding, Inc. *	92,210	1,870
Landstar System, Inc.	29,032	4,379
Matson, Inc.	23,066	2,782
McGrath RentCorp	44,441	3,777
MSA Safety, Inc.	19,592	2,600
Parsons Corp. *	57,441	2,223
Regal Rexnord Corp.	22,730	3,382
Shoals Technologies Group, Inc. *	140,697	2,397
SPX Corp. *	58,266	2,879
Stericycle, Inc. *	66,008	3,889
The Timken Co.	35,780	2,172
Triumph Group, Inc. *	331,276	8,375
UFP Industries, Inc.	107,856	8,322
Univar Solutions, Inc. *	138,045	4,437
Valmont Industries, Inc.	2,700	644

Common Stocks (98.0%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Zurn Water Solutions Corp.	62,900	2,227

Total		94,177

Information Technology (6.7%)
Belden, Inc.	136,462	7,560
Ceridian HCM Holding, Inc. *	42,767	2,924
Clearwater Analytics Holdings, Inc. *	34,565	726
Entegris, Inc.	28,088	3,687
Harmonic, Inc. *	665,802	6,185
Littelfuse, Inc.	33,787	8,427
MaxLinear, Inc. - Class A *	62,643	3,655
nCino, Inc. *	37,716	1,546
Onto Innovation, Inc. *	26,140	2,271
PAR Technology Corp. *	30,659	1,237
Payoneer Global, Inc. *	357,500	1,594
Workiva, Inc. *	17,369	2,049

Total		41,861

Materials (4.8%)
Carpenter Technology Corp.	89,496	3,757
Clearwater Paper Corp. *	106,441	2,984
Constellium SE *	330,957	5,957
Element Solutions, Inc.	200,700	4,395
Myers Industries, Inc.	140,145	3,027
Orion Engineered Carbons SA	200,858	3,208
Quaker Chemical Corp.	18,512	3,199
Reliance Steel & Aluminum Co.	21,527	3,947

Total		30,474

Real Estate (10.5%)
American Campus Communities, Inc.	63,061	3,529
Apple Hospitality REIT, Inc.	300,158	5,394
EastGroup Properties, Inc.	31,857	6,476
Essential Properties Realty Trust, Inc.	111,707	2,826
eXp World Holdings, Inc.	38,100	807
JBG SMITH Properties	163,099	4,766
NexPoint Residential Trust, Inc.	12,700	1,147
Opendoor Technologies, Inc. *	232,800	2,014
PotlatchDeltic Corp.	91,628	4,831
PS Business Parks, Inc.	27,169	4,567

Common Stocks (98.0%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Safehold, Inc.	54,942	3,046
Saul Centers, Inc.	98,113	5,170
The St. Joe Co.	135,578	8,032
Terreno Realty Corp.	100,618	7,451
Tricon Residential, Inc.	118,809	1,887
Washington Real Estate Investment Trust	159,130	4,058

Total		66,001

Utilities (5.2%)
California Water Service Group	72,610	4,304
Chesapeake Utilities Corp.	65,781	9,062
IDACORP, Inc.	67,188	7,751
MGE Energy, Inc.	73,921	5,898
NorthWestern Corp.	98,098	5,934

Total		32,949

Total Common Stocks (Cost: $435,185)		615,131

Warrants (0.0%)
Communication Services (0.0%)
Advantage Solutions, Inc. *	19,088	18

Total		18

Total Warrants (Cost: $25)		18

Short-Term Investments (2.1%)
Money Market Funds (2.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.250% #	12,935,386	12,935

Total		12,935

Total Short-Term Investments (Cost: $12,935)		12,935

Total Investments (100.1%) (Cost: $448,145)@		628,084

Other Assets, Less Liabilities (-0.1%)		(348)

Net Assets (100.0%)		627,736

Small Cap Value Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 3/31/2022.

@

At March 31, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $448,145 and the net unrealized appreciation of investments based on that cost was $179,939 which is comprised of $207,864 aggregate gross unrealized appreciation and $27,925 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:

Common Stocks	$615,131	$—	$—

Short-Term Investments	12,935	—	—

Warrants	18	—	—

Total Assets:	$628,084	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand